Warrant Liabilities (Details) $ / shares in Units, $ in Thousands				3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Dec. 27, 2023 USD ($) day $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 10, 2024 shares	Mar. 04, 2024 USD ($) $ / shares
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 11.50									$ 0.01
Number of shares called by each warrant (in shares)			1
Number of days from which warrants are exercisable			30 days
Right to purchase an amount of shares of outstanding common stock, percentage												1.5
Warrant liabilities | $			$ 2,248	$ 5,226			$ 5,226		$ 2,508	$ 971		$ 3,746
Warrants exercised (in shares)	336,124	925,000		0			3,283,941
Loss on change in fair value of warrant liability | $				$ (899)		$ 0	$ (3,679)	$ 0	$ (334)	$ 0
Common Stock
Class of Warrant or Right [Line Items]
Maximum value of common stock issued from exercise of warrants | $												$ 11,250
Anniversary Period 2
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants												0.50
Anniversary Period 3
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants												1
Anniversary Period 4
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants												1
Common Class A | Common Stock
Class of Warrant or Right [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)	73,947	203,500	9,550,274		277,447
Issuance of Class A common stock upon cashless exercise of warrants (in shares)				7,565	967,045		967,045
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)			4,333,333
Warrants outstanding (in shares)				4,333,333			4,333,333
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)			7,066,668								2,521,569
Redemption price (in dollars per share) | $ / shares			$ 0.01
Number of days from which warrants are exercisable			30 days
Minimum common stock price for redemption of warrants, number of trading days | day			20
Redemption trading period | day			30
End of trading period before notice of redemption, number of business days			3 days
Warrants outstanding (in shares)				2,519,869			2,519,869
Public Warrants | Common Class A
Class of Warrant or Right [Line Items]
Minimum common stock price for redemption of warrants (in dollars per share) | $ / shares			$ 18.00